TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
TRADE RECEIVABLES [Text Block]
NOTE 5 -	TRADE RECEIVABLES

	December 31,
	2025	2024

Open balance	$6,188	$7,039
Checks at a discount (*)	4,660	6,764

	$10,848	$13,803

(*)
Represents several identified outstanding unpaid invoices of certain customers that are used as guarantees for short-term loans received under execution of financing transactions of the Company with non-banking credit services entities. For more information, see Note 14C below.

(**)	Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days. As of reported dates, there were no material past-due receivables.